Notes Payable	12 Months Ended
Oct. 31, 2021
Notes Payable
Notes Payable
14.	Notes Payable

A.	Notes Payable with Third Parties

On May 23, 2019, the Company acquired all of the issued and outstanding shares of Dreamweavers for aggregate consideration of $3,094 which included 3,100,000 common shares with a fair value of $1,147, 1,550,000 purchase warrants exercisable at $0.75 per common share of High Tide and notes payables of $300 repayable over five years with zero interest rate due at each anniversary date. Notes payable was valued at $102 by discounting it over five years at market interest rate of 22%. During the year ended October 31, 2021, the Company incurred accretion of $40 (2020 - $40).

On June 26, 2019, the Company purchased a building in Niagara, Ontario, for the purpose of opening a licensed retail cannabis store. The consideration for the building consisted of $754 in cash, out of which $54 was legal fees, a $1,600 vendor take back loan, and $300 paid in shares.  The loan had a twelve-month term and bear an interest rate of 5.5% per annum payable monthly with a maturity date of June 30th, 2020. On July 16, 2020, the Company extended the loan through Windsor Private Capital (“Windsor”), a Toronto-based merchant bank. The extended loan has a seventeen - month term and bears an interest rate of 10% per annum payable monthly with a maturity date of December 30th, 2021.  The Company also incurred $43 in transaction costs, which will be expensed over the term of the loan using the effective interest rate.

On September 4, 2019, the Company entered into a $2,000 loan agreement with a private lender. The loan had a twelve-month term and carried an interest rate of 12% per annum payable monthly. In connection with the advance of the loan, the Company issued 1,600,000 warrants to the lender. Each warrant is redeemable for one common share in the capital of the Company at a price of $0.85 per Common Share for a period of two years from the date of the loan agreement. Management calculated the fair value of the liability component as $1,895 using a discount rate of 22%, with the residual amount of $105 being allocated to warrants, recorded in equity. The loan was personally guaranteed by the CEO. On September 14, 2020, the Company entered into loan amending agreement, the maturity of the Loan was extended until September 30, 2021. The Company also entered into a warrant exchange agreement wherein the 1,600,000 warrants the Lender originally received as consideration for the Loan under the Loan Agreement, having an exercise price of $0.85 per common share and exercisable for a period of 2 years from the effective date of the Loan, were terminated and 1,600,000 new warrants having an exercise price of $0.30 per Common Share and expiring on September 30, 2021 were issued. Management calculated the fair value of the liability component as $1,928 using a discount rate of 22%, with the residual amount of $72 net of deferred tax of $17 being allocated to warrants, recorded in equity. During the year ended October 31, 2021, the Company incurred accretion of $61 (2020 - 11). The loan was fully repaid on September 30, 2021.

The Company obtained a government loan under the Canada Emergency Response Benefit, part of Canada’s COVID-19 economic response plan. The loan bears no interest and has a maturity date of December 31, 2025. The note payable has been recorded at its fair value of $69 by discounting it over six months at a market interest rate of 22%. During the year ended October 31, 2021 the Company repaid $40 towards the principal amount. Due to early payment, $20 was forgiven and was recognized in the statement of net loss and comprehensive loss for the year ended October 31, 2021 as other income. During the year ended October 31, 2021, the Company incurred accretion of $22 (2020 - $15).

On November 18, 2020, the Company acquired all of the issued and outstanding shares of Meta which included notes payable to Opaskwayak Cree Nation (“OCN”). Notes payable were valued at $12,783 at the date of acquisition by discounting it over two years at market interest rate of 15%. On January 6, 2021, the Company entered into another Amended Loan Agreement with OCN to remove the

A.	Notes Payable with Third Parties (continued)

annual administration fee and extend the maturity date of the loan until December 31, 2024. As a result of the debt restructuring, the Company recognized a $1,145 debt restructuring gain in the statement of net loss and comprehensive loss for the period ended January

31, 2021. The carrying value of the loan balance as at October 31, 2021 amounts to $11,650. During the year ended October 31, 2021, the Company incurred accretion of $325.

On August 12, 2021, the Company acquired all of the issued and outstanding shares of DankStop which included a loan from the U.S. Small Business Administration under the Secured Disaster Loans for Covid-19 relief. The loan bears an interest rate of 3.75% per annum and has a maturity date of May 21, 2050. The loan was valued at $60 at the date of acquisition by discounting it over 30 years at a market interest rate of 15%

During the year ended October 31, 2021 the Company fully repaid $690 on the note payable to Saturninus Partners.

B.	Notes Payable with Financial Institutions

On October 18, 2021 the Company entered into a revolving credit facility with ATB Financial (“Lender”) in an amount of up to $25,000, comprised of an initial $10,000 limit and $15,000 accordion.  The revolving credit facility bears interest at a variable rate, which is dependent on the Company’s adjusted debt to Earnings before Interest, Taxes, Depreciation and Amortization (“EBITDA”) ratio.

Adjusted debt includes all outstanding debt other than postponed debt if it postponed on terms and in a manner acceptable to the Lender, notes payable to Dreamweavers (include annual principal payment), debt restructured on July 24, 2020 (include annual principal payment), debt of an excluded foreign subsidiary, and debt of subsidiaries with minority interest.

EBITDA is calculated on a twelve-month trailing basis and the following adjustments:

a)	Amounts deducted in the calculation of Net Income in respect of any non-capitalized transaction costs and expenses associated with the closing of the revolving credit facility and other contemplated transactions approved by the Lender.
b)	Amounts deducted in the calculation of Net Income in respect of extraordinary and non-recurring cash losses to the extent acceptable to the Lender.
c)	Amounts deducted in the calculation of Net Income in respect of all non-cash losses and expenses, including, foreign exchange translation losses, fair value changes relating to inventory, debt restructuring, revaluation of derivative liability, settlement of convertible debenture, extinguishment of debenture, impairment loss, share-based compensation, write-downs due to revaluation of marketable securities, extinguishment of financial liability, related party balances written-off, disposal of property and equipment and discount on accounts receivable.
d)	Amounts deducted in the calculation of Net Income in respect of any other unusual or non-recurring cash charges, expenses, or losses with the prior written consent of the Lender.
e)	Amounts deducted in the calculation of Net Income in respect of losses attributable to minority interests in any Person.
f)	Distributions received in cash in respect of any minority interest in any Person.
g)	All non-recurring extraordinary gains acceptable to the Lender.
h)	All non-cash gains and income, including, foreign exchange translation gains or write-ups.
i)	Earnings attributable to minority interests in any Person.

Based on the Company’s adjusted debt to EBITDA ratio at October 31, 2021, the interest on the credit agreement is prime rate plus 325 basis points.  The credit agreement will mature on October 18, 2024.  At October 31, 2021, $4,000 had been drawn on the credit facility which is included in the current portion of Notes Payable.

As at October 31, 2021, the Company did not meet the covenants in the original agreement relating to the adjusted debt to EBITDA ratio, the interest coverage ratio and the restriction on the ability to make investments, without obtaining a letter of consent. On January 25, 2022, the Lender waived the covenants that the Company is required to maintain under this facility from October 31, 2021 to October 31, 2022.  The waived covenants include adjusted debt to EBITDA ratio, interest coverage ratio (ratio of EBITDA to interest expense), and investments other than permitted investments by the Lender.  Under the terms of the waiver, the Company agreed to pay back the outstanding balance of $4,000, of which $1,000 is to be paid by April 1, 2022 and the remaining $3,000 is to be paid back by May 1, 2022.  The Company also agreed to maintain a minimum cash balance of $7,500 as at October 31, 2021, $10,000 for the months ended November 30, 2021 and December 21, 2021, $7,000 for the months ending January 31, 2022 up to and including the month ending December 31, 2022, and $10,000 for the month ending January 31, 2023 and all months thereafter. The Company is not permitted to make any borrowings under the credit facility until the Company amends the condition of waiver with the approval of the Lender.

14.	Notes Payable (continued)

As at	October 31, 2021	October 31, 2020
	$	$
Term loans	1,600	3,539
OCN – notes payable	11,650	-
ATB Loan	4,000	-
Dreamweavers – notes payable	78	162
Saturninus Partners – notes payable	-	690
Long term contract liability	39	53
Government loan	126	84
Total	17,493	4,528
Less current portion	(5,600)	(1,939)
Long-term	11,893	2,589